Basic and Diluted Net Income per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Earnings Per Share Disclosure [Line Items]
Net income	$ 24,573	$ 23,409	$ 13,564
Allocated to ordinary share - basic	24,485	23,392	13,554
Allocated to nonvested restricted share - basic	$ 88	$ 17	$ 10
Weighted average number of ordinary shares outstanding	142,720,838	139,613,967	135,174,562
Weighted average number of nonvested restricted share	512,833	102,754	103,082
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	534,319	780,483	1,121,589
Weighted average ordinary shares outstanding used in computing diluted net income per share	143,767,990	140,497,204	136,399,233
Basic net income per share	$ 0.17	$ 0.17	$ 0.10
Basic net income per nonvested restricted share	0.17	0.17	0.10
Diluted net income per share	0.17	0.17	0.10
Diluted net income per nonvested restricted share	$ 0.17	$ 0.17	$ 0.10